Significant Transactions (Details 2) - USD ($)		3 Months Ended
	Jan. 15, 2020	Sep. 30, 2020
Business Acquisition [Line Items]
Common shares issued		$ 25,203
Solo Sciences, Inc. [Member]
Business Acquisition [Line Items]
Common shares issued	$ 17,550
Contingent consideration	389
Total estimated fair value of consideration	$ 17,939